Short-Term Bank Loan (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Bank Loan [Abstract]
Schedule of Short-Term Bank Loan

Short-term bank loan consists of the following loan:

	December 31, 2023	December 31, 2022
Loan from Bank of China (Due on March 22, 2023)	$—	$435,000
Loan from Bank of China (Due on March 21, 2024)	422,400	—
Total	$422,400	$435,000